EMPLOYEE BENEFIT PLANS PART 4 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Savings Plan [Line Items]
Defined Contribution Plan Employer Matching Amount	$ 43	$ 38	$ 35
Savings Plan, Market Value Of Employer Stock Held By Plan	1,100	1,400
San Diego Gas and Electric Company [Member]
Savings Plan [Line Items]
Defined Contribution Plan Employer Matching Amount	17	15	14
Southern California Gas Company [Member]
Savings Plan [Line Items]
Defined Contribution Plan Employer Matching Amount	$ 21	$ 18	$ 17